DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.5%
500,000	Blue Stream Issuer LLC, Series 2023-1A-C	8.90	% (a)	05/20/2053	469,553
1,135,250	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	1,082,936
1,000,000	LendingPoint Asset Securitization Trust, Series 2022-B-B	5.99	% (a)	10/15/2029	960,825
395,634	Sierra Timeshare Receivable Funding LLC, Series 2023-2A-D	9.72	% (a)	04/20/2040	408,055
20,000	SoFi Professional Loan Program LLC, Series 2018-A-R1, Series 2018-A-R1	0.00	% (a)(b)(c)	02/25/2042	223,859
5,930	SoFi Professional Loan Program LLC, Series 2018-A-R2, Series 2018-A-R2	0.00	% (a)(b)(c)	02/25/2042	66,374
1,000,000	Upstart Pass-Through Trust, Series 2021-ST5-CERT	0.00	% (a)(b)(c)	07/20/2027	146,718
671,767	Willis Engine Structured Trust, Series 2021-A-C	7.39	% (a)(c)	05/15/2046	552,879

Total Asset Backed Obligations (Cost $4,137,508)					3,911,199

Bank Loans - 8.7%
333,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.43%		04/20/2028	342,600
453,863	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.39%		08/15/2028	455,188
473,977	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	9.15	% (o)	02/16/2027	473,851
120,000	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.50%		02/16/2028	120,131
423,550	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.91%		10/20/2028	356,523
1,230,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.10%		09/17/2027	1,239,994
500,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 1.00% Floor)	12.74%		03/06/2026	344,143
230,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	11.21%		12/10/2029	199,484
240,000	Aspen Dental Management, Inc.	11.11	% (d)	12/23/2027	237,000
180,704	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.86%		10/25/2028	117,834
110,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%		01/31/2028	105,141
450,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%		01/22/2029	425,777
453,375	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.88%		05/08/2028	270,703
825,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.50% Floor)	12.54%		12/10/2029	613,251

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
133,643	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.76%	05/10/2027	132,558
274,313	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.36%	09/29/2028	274,655
119,092	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.10%	12/11/2028	119,561
450,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.60%	12/29/2028	453,881
208,739	BYJU's Alpha, Inc. (Prime Rate + 7.00%, 0.75% Floor)	15.50%	11/24/2026	76,364
596,275	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 1.00% Floor)	10.41%	07/14/2026	598,919
110,000	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	07/06/2029	110,750
120,000	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	12/01/2027	120,694
109,725	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%	05/06/2030	110,109
124,354	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	9.14%	08/21/2026	123,291
221,625	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.63%	04/13/2029	222,872
231,000	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.85%	12/11/2026	231,370
229,251	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.10%	04/09/2027	227,532
200,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.62%	12/01/2028	200,675
280,000	DG Investment Intermediate Holdings 2, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.22%	03/29/2029	253,866
465,671	DirectTV Financing LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.65%	08/02/2027	466,516
505,988	Eagle Parent Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.60%	04/02/2029	502,446
160,017	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 5.50%)	11.24%	02/07/2028	157,617
298,141	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%	07/28/2028	299,136
69,825	EnergySolutions LLC (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.38%	09/18/2030	69,912
235,000	FinThrive Software Intermediate Holdings, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.22%	12/17/2029	141,764
351,500	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.97%	07/21/2028	343,591

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
87,486	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.00%, 1.50% Floor)	13.45	% (c)	06/30/2027	87,486
198,850	Gainwell Acquisition Corporation (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%		10/01/2027	193,879
110,250	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.95%		02/19/2026	110,898
57,350	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.96%		09/29/2028	57,689
360,047	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.97%		01/29/2026	362,072
	Groupe Solmax, Inc., Senior Secured First Lien Term Loan
173,151	(3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.36%		07/23/2028	166,766
148,917	(1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.22%		07/23/2028	143,425
	Gulf Finance LLC, Senior Secured First Lien Term Loan
28,136	(6 Month Secured Overnight Financing Rate, + 6.75%, 1.00% Floor)	12.63%		08/25/2026	28,206
336,557	(1 Month Secured Overnight Financing Rate + 6.75%, 1.00% Floor)	12.22%		08/25/2026	337,398
119,696	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.02%		03/15/2029	115,315
477,600	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.95%		02/19/2030	478,794
121,875	ION Trading Technologies SARL (3 Month Secured Overnight Financing Rate + 4.75%)	10.20%		03/31/2028	122,171
78,200	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.39%		07/07/2028	5,418
203,975	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		03/24/2026	203,784
149,237	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.50%, 0.75% Floor)	10.40%		05/08/2028	137,484
288,523	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%		12/17/2027	285,773
85,769	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.00%)	6.47%		06/30/2025	35,880
6,257	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%		06/30/2024	4,348
116,833	Lereta LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%		07/27/2028	89,670
375,000	LifePoint Health, Inc., Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	11.17%		11/16/2028	374,578
175,750	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.60%		03/31/2029	172,015

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
109,703	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%	06/30/2027	110,040
109,719	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%	05/04/2028	110,062
73,500	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%	06/21/2027	76,125
419,100	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%	03/27/2026	419,735
205,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	12.15%	10/15/2029	201,861
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.75%)	14.22%	11/30/2026	13,563
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.00%)	12.47%	10/19/2026	88,550
71,509	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 11.25% + 1.00% PIK, 1.00% Floor)	16.47%	03/27/2025	35,278
114,712	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	04/03/2028	115,303
413,963	Olympus Water US Holding Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.35%	11/09/2028	416,895
75,956	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.25%, 0.75% Floor)	13.88%	06/23/2026	70,893
367,225	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	02/28/2030	367,868
233,807	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.89%	12/15/2028	183,672
524,673	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.17%	05/03/2029	526,583
58,405	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%)	10.24%	10/15/2025	40,095
87,525	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%	12/14/2027	87,936
250,652	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%	03/11/2026	251,251
310,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.21%	10/01/2029	123,335
623,620	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.72%	02/16/2027	620,502
497,605	Radiology Partners, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%)	10.18%	07/09/2025	403,839
94,802	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50% + 2.00% PIK, 1.00% Floor)	9.85%	07/01/2028	65,414

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
75,698	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	10.23	% (o)	11/01/2024	58,927
20,000	Simon & Schuster, Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.39%		10/30/2030	20,088
149,120	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.69%		07/14/2028	140,919
109,719	Sophia LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		10/07/2027	110,088
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%)	12.39%		06/26/2026	15,580
125,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.75%, 1.00% Floor)	13.21%		09/22/2028	124,974
69,644	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		06/02/2028	69,847
228,696	Team Health, Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.63%		03/02/2027	175,295
149,622	Tekni-Plex, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.64%		09/15/2028	150,333
535,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%)	12.22%		07/20/2026	536,003
499,206	Travelport Finance (Luxembourg) SARL (3 Month Secured Overnight Financing Rate + 7.00%, 1.00% Floor)	12.65%		02/28/2025	484,506
90,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.76%		05/03/2027	90,346
79,200	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.11%		10/26/2026	76,626
285,162	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.47%		08/27/2025	286,468
558,430	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.47%		07/31/2028	557,732
247,523	Vibrantz Technologies, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.81%		04/23/2029	237,803
543,412	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.75%, 1.00% Floor)	11.39%		06/22/2026	544,909
50,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.75% Floor)	12.61%		07/26/2029	43,000
153,648	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%		09/30/2026	154,142

Total Bank Loans (Cost $23,801,768)					22,259,134

Collateralized Loan Obligations - 38.1%
1,000,000	Allegany Park Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	11.82	% (a)	01/20/2035	952,085

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.58	% (a)	07/20/2032	1,615,254
1,000,000	Atrium Corporation, Series 9A-DR (Secured Overnight Financing Rate 3 Month + 3.86%)	9.25	% (a)	05/28/2030	982,755
500,000	Bain Capital Credit Ltd., Series 2019-3A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.36% Floor)	8.77	% (a)	10/21/2034	490,255
4,000,000	Bain Capital Credit Ltd., Series 2022-5A-D (Secured Overnight Financing Rate 3 Month + 4.39%, 4.39% Floor)	9.79	% (a)	07/24/2034	3,982,205
4,000,000	Bain Capital Credit Ltd., Series 2022-5A-DR (Secured Overnight Financing Rate 3 Month + 4.25%, 4.25% Floor)	0.00	% (a)	01/24/2037	4,000,000
1,000,000	Barings Ltd., Series 2015-2A-DR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.63	% (a)	10/20/2030	982,026
1,000,000	Barings Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 3.86%)	9.26	% (a)	07/18/2029	1,001,994
500,000	Barings Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.16%)	8.58	% (a)	07/20/2029	500,325
1,000,000	Barings Ltd., Series 2018-3A-E (Secured Overnight Financing Rate 3 Month + 6.01%)	11.43	% (a)	07/20/2029	963,272
2,500,000	Barings Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.91%, 3.65% Floor)	9.31	% (a)	04/15/2036	2,413,212
1,500,000	Barings Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 7.12%, 6.86% Floor)	12.52	% (a)	04/15/2036	1,498,430
1,000,000	Barings Ltd., Series 2019-2A-CR (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.06	% (a)	04/15/2036	986,291
5,000,000	Beechwood Park Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.10%, 3.10% Floor)	8.50	% (a)	01/17/2035	4,939,578
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.57	% (a)	10/22/2030	958,028
1,700,000	Canyon Capital Ltd., Series 2014-1A-CR (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.40	% (a)	01/30/2031	1,572,455
1,000,000	Canyon Capital Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.66	% (a)	07/15/2030	983,111
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (Secured Overnight Financing Rate 3 Month + 6.51%)	11.91	% (a)	07/15/2030	906,285
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)	07/15/2031	1,405,306
1,550,000	Canyon Capital Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.76	% (a)	04/15/2032	1,515,701
1,000,000	Canyon Capital Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 7.41%, 7.15% Floor)	12.81	% (a)	04/15/2032	950,508
2,250,000	Canyon Capital Ltd., Series 2021-1A-E (Secured Overnight Financing Rate 3 Month + 6.67%, 6.41% Floor)	12.07	% (a)	04/15/2034	2,141,762
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-1A-CR (Secured Overnight Financing Rate 3 Month + 3.61%)	8.99	% (a)	08/14/2030	1,971,456
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (Secured Overnight Financing Rate 3 Month + 6.96%, 6.70% Floor)	12.38	% (a)	01/20/2032	1,372,923
1,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (Secured Overnight Financing Rate 3 Month + 6.26%, 6.00% Floor)	11.66	% (a)	04/15/2034	983,159
500,000	Cathedral Lake Ltd., Series 2021-8A-C (Secured Overnight Financing Rate 3 Month + 2.88%, 2.62% Floor)	8.29	% (a)	01/20/2035	498,584
500,000	Dewolf Park Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.11%, 2.85% Floor)	8.51	% (a)	10/15/2030	494,497

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (Secured Overnight Financing Rate 3 Month + 5.41%, 5.15% Floor)	10.81	% (a)	01/15/2031	1,254,630
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (Secured Overnight Financing Rate 3 Month + 5.86%, 5.60% Floor)	11.26	% (a)	07/15/2030	1,085,809
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.39	% (a)	08/15/2031	1,746,676
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (Secured Overnight Financing Rate 3 Month + 5.81%)	11.21	% (a)	07/15/2030	1,601,170
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.91	% (a)	07/15/2030	497,600
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (Secured Overnight Financing Rate 3 Month + 6.66%)	12.06	% (a)	10/15/2030	1,919,147
500,000	Goldentree Loan Management Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.53	% (a)	04/20/2030	493,561
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (Secured Overnight Financing Rate 3 Month + 5.21%)	10.61	% (a)	04/15/2031	913,979
775,000	Grippen Park Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 3.56%)	8.98	% (a)	01/20/2030	776,756
1,000,000	Highbridge Loan Management Ltd., Series 11A-17-E (Secured Overnight Financing Rate 3 Month + 6.36%)	11.75	% (a)	05/06/2030	817,771
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.58	% (a)	10/20/2029	983,862
2,500,000	LCM LP, Series 26A-E (Secured Overnight Financing Rate 3 Month + 5.56%, 5.30% Floor)	10.98	% (a)	01/20/2031	1,950,172
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (Secured Overnight Financing Rate 3 Month + 6.06%, 5.80% Floor)	11.47	% (a)	10/22/2030	817,901
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (Secured Overnight Financing Rate 3 Month + 6.96%, 6.70% Floor)	12.36	% (a)	01/15/2033	1,493,332
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (Secured Overnight Financing Rate 3 Month + 6.91%, 6.65% Floor)	12.29	% (a)	04/25/2032	1,014,344
1,500,000	Magnetite Ltd., Series 2019-24A-DR (Secured Overnight Financing Rate 3 Month + 3.05%, 3.05% Floor)	8.44	% (a)	04/15/2035	1,461,006
1,000,000	Magnetite Ltd., Series 2019-24A-ER (Secured Overnight Financing Rate 3 Month + 6.40%, 6.40% Floor)	11.79	% (a)	04/15/2035	970,676
500,000	Marble Point Ltd., Series 2021-3A-D1 (Secured Overnight Financing Rate 3 Month + 3.76%, 3.50% Floor)	9.16	% (a)	10/17/2034	499,664
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (Secured Overnight Financing Rate 3 Month + 6.51%, 6.25% Floor)	11.91	% (a)	04/15/2034	973,307
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (Secured Overnight Financing Rate 3 Month + 3.11%, 2.85% Floor)	8.51	% (a)	10/18/2029	976,939
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (Secured Overnight Financing Rate 3 Month + 2.96%, 2.70% Floor)	8.36	% (a)	01/20/2032	1,951,428
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.39	% (a)	02/14/2031	2,464,868
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (Secured Overnight Financing Rate 3 Month + 3.11%, 3.11% Floor)	8.51	% (a)	07/15/2030	941,379
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (Secured Overnight Financing Rate 3 Month + 7.51%)	12.91	% (a)	01/24/2033	1,870,559
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (Secured Overnight Financing Rate 3 Month + 8.35%, 8.35% Floor)	13.75	% (a)(c)	07/15/2030	739,180

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (Secured Overnight Financing Rate 3 Month + 3.56%)	8.98	% (a)	03/17/2030	487,505
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.00	% (a)(b)(c)(e)	03/17/2030	507,286
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 5.46%, 5.20% Floor)	10.88	% (a)	01/20/2031	1,343,201
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.43	% (a)	10/20/2030	851,088
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.91	% (a)	10/15/2034	946,257
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (Secured Overnight Financing Rate 3 Month + 7.06%, 6.80% Floor)	12.43	% (a)	05/12/2031	480,707
4,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A-DRR (Secured Overnight Financing Rate 3 Month + 7.26%, 7.00% Floor)	12.64	% (a)	02/14/2031	3,844,170
1,000,000	Octagon Investment Partners XXII Ltd., Series 2014-1A-CRR (Secured Overnight Financing Rate 3 Month + 2.16%, 2.16% Floor)	7.57	% (a)	01/22/2030	997,497
500,000	OHA Credit Funding Ltd., Series 2021-9A-D (Secured Overnight Financing Rate 3 Month + 3.21%, 2.95% Floor)	8.61	% (a)	07/19/2035	499,651
500,000	RR Ltd., Series 2017-2A-DR (Secured Overnight Financing Rate 3 Month + 6.06%, 5.80% Floor)	11.46	% (a)	04/15/2036	478,088
1,000,000	RR Ltd., Series 2018-4A-C (Secured Overnight Financing Rate 3 Month + 3.21%, 0.26% Floor)	8.61	% (a)	04/15/2030	984,038
1,000,000	RR Ltd., Series 2019-6A-DR (Secured Overnight Financing Rate 3 Month + 6.11%, 5.85% Floor)	11.51	% (a)	04/15/2036	934,088
2,500,000	Sound Point Ltd., Series 2019-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.96	% (a)	07/15/2034	2,409,700
2,000,000	Sound Point Ltd., Series 2020-1A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.61% Floor)	9.03	% (a)	07/20/2034	1,863,385
2,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)(c)	01/15/2031	2,013,509
1,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.07	% (a)	10/22/2031	917,031
1,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (Secured Overnight Financing Rate 3 Month + 4.11%, 3.85% Floor)	9.51	% (a)	04/15/2035	974,549
1,040,000	THL Credit Wind River Ltd., Series 2017-4A-D (Secured Overnight Financing Rate 3 Month + 2.91%)	8.28	% (a)	11/20/2030	1,021,743
1,000,000	THL Credit Wind River Ltd., Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	9.03	% (a)	07/20/2033	921,462
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (Secured Overnight Financing Rate 3 Month + 4.41%, 4.15% Floor)	9.83	% (a)	07/20/2032	2,238,878
500,000	Trimaran CAVU LLC, Series 2019-2A-C (Secured Overnight Financing Rate 3 Month + 4.98%, 4.72% Floor)	10.38	% (a)	11/26/2032	499,878
500,000	Venture Ltd., Series 2017-30A-C (Secured Overnight Financing Rate 3 Month + 2.21%)	7.61	% (a)	01/15/2031	483,876
1,000,000	Voya Ltd., Series 2020-1A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.76	% (a)	07/16/2034	982,803

Total Collateralized Loan Obligations (Cost $101,764,933)					97,957,563

Foreign Corporate Bonds - 3.5%
200,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	191,576
177,500	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	145,703
200,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	147,931

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
314,000	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	253,420
350,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	271,754
200,000	Alibaba Group Holding Ltd.	3.25%		02/09/2061	125,937
200,000	Aris Mining Corporation	6.88%		08/09/2026	173,897
400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (f)	04/22/2031	286,500
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	671,480
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(f)	01/24/2032	170,400
250,000	Braskem Idesa SAPI	6.99	% (a)	02/20/2032	146,584
200,000	Braskem Netherlands Finance B.V.	5.88%		01/31/2050	138,817
250,000	BRF S.A.	5.75%		09/21/2050	187,037
150,000	Camposol S.A.	6.00%		02/03/2027	104,558
400,000	Canacol Energy Ltd.	5.75%		11/24/2028	292,095
200,000	CAP S.A.	3.90%		04/27/2031	155,800
200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	153,750
200,000	Cosan Overseas Ltd.	8.25	% (f)	02/05/2024	199,452
450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	368,563
800,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	678,020
250,000	IAMGOLD Corporation	5.75%		10/15/2028	215,340
200,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (f)	02/27/2025	176,085
150,000	JBS USA Luxembourg S.A.	4.38%		02/02/2052	111,814
140,000	Kawasan Industri Jababeka Tbk PT	7.50	% (a)(g)	12/15/2027	116,200
321,840	LLPL Capital Pte Ltd.	6.88%		02/04/2039	310,617
200,000	MARB BondCo PLC	3.95%		01/29/2031	162,585
386,501	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	303,380
200,000	Millicom International Cellular S.A.	4.50%		04/27/2031	166,500
400,000	Minejesa Capital B.V.	5.63%		08/10/2037	351,456
500,000	Prime Energia S.p.A.	5.38%		12/30/2030	391,067
200,000	Sasol Financing USA LLC	5.50%		03/18/2031	168,672
400,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	336,976
400,000	Simpar Europe S.A.	5.20%		01/26/2031	346,930
200,000	Thaioil Treasury Center Company Ltd.	3.75%		06/18/2050	141,107
264,128	UEP Penonome S.A.	6.50%		10/01/2038	201,482
400,000	Unigel Luxembourg S.A.	8.75	% (h)	10/01/2026	110,004
400,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25	% (f)	02/27/2025	304,000
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	133,181

Total Foreign Corporate Bonds (Cost $9,387,778)					8,910,670

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.2%
200,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (f)	04/15/2024	195,646
500,000	Colombia Government International Bond	5.00%		06/15/2045	389,682
250,000	Ecopetrol S.A.	5.88%		05/28/2045	197,754
250,000	Ecopetrol S.A.	5.88%		11/02/2051	189,434
200,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	194,539
500,000	Mexico Government International Bond	3.77%		05/24/2061	340,548
200,000	Panama Government International Bond	3.87%		07/23/2060	120,285
600,000	Petroleos del Peru S.A.	5.63%		06/19/2047	370,185
800,000	Petroleos Mexicanos	6.38%		01/23/2045	522,155

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
350,000	Republic of South Africa Government Bond	5.65%		09/27/2047	280,858
200,000	Ukraine Government International Bond	9.75	% (h)	11/01/2030	58,000
100,000	YPF S.A.	8.50%		06/27/2029	92,714

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $3,458,627)					2,951,800

Non-Agency Commercial Mortgage Backed Obligations - 20.5%
2,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	04/15/2034	1,015,584
2,000,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	8.13	% (a)	09/14/2036	1,799,392
5,843,520	BANK, Series 2020-BN26-XF	1.50	% (a)(i)	03/15/2063	403,050
72,613,541	BANK, Series 2023-5YR1-XA	0.27	% (e)(i)	04/15/2056	832,224
20,450,000	BANK5, Series 2023-5YR4-XA	1.20	% (e)(i)	12/15/2056	829,454
660,000	BDS Ltd., Series 2021-FL8-E (Secured Overnight Financing Rate 1 Month + 2.36%, 2.25% Floor)	7.72	% (a)	01/18/2036	635,561
1,000,000	Beast Mortgage Trust, Series 2021-1818-G (Secured Overnight Financing Rate 1 Month + 6.11%, 6.25% Floor)	11.48	% (a)	03/15/2036	520,781
12,713,276	Benchmark Mortgage Trust, Series 2018-B1-XA	0.52	% (e)(i)	01/15/2051	210,022
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.75	% (a)(e)	07/15/2051	910,191
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (Secured Overnight Financing Rate 1 Month + 3.05%, 3.00% Floor)	8.66	% (a)	12/15/2035	518,025
4,200,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (Secured Overnight Financing Rate 1 Month + 3.65%, 3.60% Floor)	9.01	% (a)	04/15/2034	4,115,867
1,000,000	BX Trust, Series 2019-OC11-E	3.94	% (a)(e)	12/09/2041	850,013
516,671	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.33	% (a)	10/15/2035	458,460
15,534,072	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.87	% (e)(i)	11/13/2050	365,779
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(e)	02/10/2048	225,616
3,611,207	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.30	% (e)(i)	02/10/2048	32,740
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	72,775
26,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XC	1.24	% (a)(e)(i)	06/10/2047	76,035
1,288,300	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (a)(c)	08/10/2047	161,079
2,215,977	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (a)(c)	08/10/2047	21,247
5,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (a)(c)(e)	08/10/2047	1
27,394,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-XD	1.05	% (a)(e)(i)	05/10/2048	380,675
5,297,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.21	% (a)(e)(i)	10/10/2048	98,793
65,902,424	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.63	% (e)(i)	07/10/2048	445,296
885,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.64	% (e)	11/15/2048	814,808
4,179,033	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (e)(i)	01/15/2049	129,668
2,000,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.72	% (e)	08/15/2051	1,634,350
1,232,000	CSWF Trust, Series 2021-B33-A2	3.17	% (a)	10/10/2043	939,043
400,000	DBJPM Mortgage Trust, Series 2020-C9-B	2.57%		08/15/2053	303,564
1,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(e)	05/10/2041	500,145

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(e)	05/10/2041	438,446
583,000	FIVE Mortgage Trust, Series 2023-V1-E	6.40	% (a)(e)	02/10/2056	462,793
750,000	FS Rialto, Series 2022-FL5-D (Secured Overnight Financing Rate 1 Month + 4.82%, 4.82% Floor)	10.17	% (a)	06/19/2037	730,762
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.81	% (a)	12/15/2036	2,948,423
1,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	11/15/2036	932,869
1,304,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.60	% (a)(e)	11/10/2047	933,204
1,744,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.31	% (a)(e)	02/10/2048	1,544,745
75,952,997	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.42	% (e)(i)	03/10/2051	1,102,488
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.53	% (a)(e)	02/15/2046	1,388,899
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON-F	4.61	% (a)(e)	07/05/2031	251,292
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (Secured Overnight Financing Rate 1 Month + 4.10%, 4.05% Floor)	9.46	% (a)	07/15/2036	1,090,060
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(e)(i)	07/15/2036	3,147
8,244,971	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.55	% (a)(e)(i)	08/15/2046	281
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(c)(e)	04/15/2047	3,006,686
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(c)(e)	04/15/2047	1,402,729
5,168,718	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(c)(e)	04/15/2047	446,315
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (e)	09/15/2047	864,128
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(e)	09/15/2047	1,728,549
3,282,592	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.92	% (e)(i)	01/15/2048	14,387
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.80	% (a)(e)	02/15/2048	309,036
180,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.19	% (e)	05/15/2048	162,103
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.29	% (a)(e)(i)	05/15/2048	96,567
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50	% (a)(e)(i)	11/15/2048	114,995
2,859,894	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.68	% (a)(e)(i)	03/10/2049	42,535
1,000,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.67	% (a)(e)	03/10/2050	799,058
1,352,581	MF1 Ltd., Series 2021-FL6-C (Secured Overnight Financing Rate 1 Month + 1.96%, 1.85% Floor)	7.32	% (a)	07/16/2036	1,298,998
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	463,464
2,783,174	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.86	% (a)	02/15/2039	2,333,906
305,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 2.06% Floor)	7.43	% (a)	07/15/2038	275,075

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
758,000	TRTX Issuer Ltd., Series 2022-FL5-AS (Secured Overnight Financing Rate 30 Day Average + 2.15%, 2.15% Floor)	7.49	% (a)	02/15/2039	724,314
857,973	TTAN, Series 2021-MHC-G (Secured Overnight Financing Rate 1 Month + 4.31%, 4.20% Floor)	9.68	% (a)	03/15/2038	824,883
1,000,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.04	% (e)	08/15/2051	814,150
1,420,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	3.75	% (a)(e)	03/10/2046	1,110,706
824,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	3.75	% (a)(e)	03/10/2046	523,397
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.08	% (a)(e)(i)	05/15/2048	304,167
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.68	% (e)	12/15/2048	637,976
1,044,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.06	% (e)	06/15/2049	839,743
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.43	% (e)	10/15/2049	839,052
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	728,572
46,428,710	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.59	% (e)(i)	03/15/2051	957,170

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $73,090,796)					52,790,308

Non-Agency Residential Collateralized Mortgage Obligations - 16.7%
1,175,452	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	5.40	% (e)	03/25/2036	606,054
470,010	BCAP LLC Trust, Series 2010-RR6-6A2	9.30	% (a)(e)	07/26/2037	229,641
8,706,515	BCAPB LLC Trust, Series 2007-AB1-A5	4.53	% (g)	03/25/2037	3,595,193
1,274,467	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	508,562
1,362,255	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	621,676
1,301,808	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x Secured Overnight Financing Rate 1 Month + 6.59%, 6.70% Cap)	1.23	% (i)(j)	05/25/2037	206,141
259,071	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	4.62	% (a)(j)(o)	10/25/2035	193,232
2,996,000	Connecticut Avenue Securities Trust, Series 2021-R01-1B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.34	% (a)	10/25/2041	3,075,317
3,000,000	Connecticut Avenue Securities Trust, Series 2022-R01-1B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.34	% (a)	12/25/2041	3,072,560
603,373	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor, 7.00% Cap)	6.57%		02/25/2036	461,172
127,423	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x Secured Overnight Financing Rate 1 Month + 21.21%, 21.63% Cap)	1.58	% (j)	02/25/2036	103,796
1,707,532	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	922,570
3,165,813	CSMC Mortgage-Backed Trust, Series 2006-5-3A3	6.50%		06/25/2036	627,449
316,758	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	261,529
150,985	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	120,331
3,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 7.71%)	13.05	% (a)	03/25/2050	3,368,292
2,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-B2 (Secured Overnight Financing Rate 30 Day Average + 5.45%)	10.79	% (a)	12/25/2033	2,079,349
2,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA2-B2 (Secured Overnight Financing Rate 30 Day Average + 6.00%)	11.34	% (a)	08/25/2033	2,242,964

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 7.50%)	12.84	% (a)	10/25/2041	3,160,119
1,200,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-DNA7-M2 (Secured Overnight Financing Rate 30 Day Average + 1.80%)	7.14	% (a)	11/25/2041	1,186,812
3,000,000	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2021-HQA3-B2 (Secured Overnight Financing Rate 30 Day Average + 6.25%)	11.59	% (a)	09/25/2041	3,035,767
913,159	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23-6A1	3.75	% (e)	11/25/2035	844,881
63,350	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2025	48,568
1,035,953	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00	% (a)(c)(e)	06/26/2037	794,993
189,228	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	180,848
1,199,829	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	540,097
655,578	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	582,727
511,667	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	426,873
1,250,636	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	964,810
393,206	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	304,827
622,385	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (Secured Overnight Financing Rate 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.80%		04/25/2037	442,473
658,914	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	517,791
141,782	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x Secured Overnight Financing Rate 1 Month + 54.63%, 55.58% Cap)	10.00	% (j)	04/25/2037	184,427
1,638,116	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x Secured Overnight Financing Rate 1 Month + 6.99%, 7.10% Cap)	1.63	% (i)(j)	07/25/2036	225,200
1,619,679	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	476,734
386,042	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	286,239
365,108	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	4.98	% (e)	02/25/2036	303,252
344,674	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01	% (a)	04/25/2048	266,798
256,243	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26	% (a)	04/25/2048	192,033
364,718	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26	% (a)	04/25/2048	246,802
5,000,000	VOLT LLC, Series 2021-NPL3-A2	4.95	% (a)(g)	02/27/2051	4,308,019
3,106,893	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.16	% (g)	10/25/2036	1,089,402

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $54,491,105)					42,906,320

US Government and Agency Mortgage Backed Obligations - 21.4%
294,613	Federal Home Loan Mortgage Corporation REMICS, Series 3211-SI (-4 x Secured Overnight Financing Rate 30 Day Average + 27.18%, 27.67% Cap)	4.74	% (i)(j)	09/15/2036	108,190
659,721	Federal Home Loan Mortgage Corporation REMICS, Series 3236-ES (-1 x Secured Overnight Financing Rate 30 Day Average + 6.59%, 6.70% Cap)	1.25	% (i)(j)	11/15/2036	60,582
424,418	Federal Home Loan Mortgage Corporation REMICS, Series 3256-S (-1 x Secured Overnight Financing Rate 30 Day Average + 6.58%, 6.69% Cap)	1.24	% (i)(j)	12/15/2036	42,442
222,474	Federal Home Loan Mortgage Corporation REMICS, Series 3292-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (i)(j)	03/15/2037	15,811

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,522,315	Federal Home Loan Mortgage Corporation REMICS, Series 3297-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.65%, 6.76% Cap)	1.31	% (i)(j)	04/15/2037	272,389
2,212,211	Federal Home Loan Mortgage Corporation REMICS, Series 3311-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.65%, 6.76% Cap)	1.31	% (i)(j)	05/15/2037	182,745
1,808,313	Federal Home Loan Mortgage Corporation REMICS, Series 3311-IA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.30%, 6.41% Cap)	0.96	% (i)(j)	05/15/2037	191,097
379,176	Federal Home Loan Mortgage Corporation REMICS, Series 3314-SH (-1 x Secured Overnight Financing Rate 30 Day Average + 6.29%, 6.40% Cap)	0.95	% (i)(j)	11/15/2036	33,807
169,325	Federal Home Loan Mortgage Corporation REMICS, Series 3330-KS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.44%, 6.55% Cap)	1.10	% (i)(j)	06/15/2037	8,991
41,984	Federal Home Loan Mortgage Corporation REMICS, Series 3339-AI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.44%, 6.55% Cap)	1.10	% (i)(j)	07/15/2037	2,874
1,339,444	Federal Home Loan Mortgage Corporation REMICS, Series 3339-TI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.03%, 6.14% Cap)	0.69	% (i)(j)	07/15/2037	113,564
514,917	Federal Home Loan Mortgage Corporation REMICS, Series 3374-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.00	% (i)(j)	10/15/2037	37,360
105,905	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SU (-1 x Secured Overnight Financing Rate 30 Day Average + 6.19%, 6.30% Cap)	0.85	% (i)(j)	11/15/2037	6,575
2,337,486	Federal Home Loan Mortgage Corporation REMICS, Series 3404-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	01/15/2038	211,551
105,259	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.20	% (i)(j)	03/15/2038	6,178
1,627,400	Federal Home Loan Mortgage Corporation REMICS, Series 3435-S (-1 x Secured Overnight Financing Rate 30 Day Average + 5.87%, 5.98% Cap)	0.53	% (i)(j)	04/15/2038	144,816
75,816	Federal Home Loan Mortgage Corporation REMICS, Series 3508-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.20	% (i)(j)	02/15/2039	5,295
551,040	Federal Home Loan Mortgage Corporation REMICS, Series 3728-SV (-1 x Secured Overnight Financing Rate 30 Day Average + 4.34%, 0.00% Floor, 4.45% Cap)	0.00	% (i)(j)	09/15/2040	19,259
5,047,045	Federal Home Loan Mortgage Corporation REMICS, Series 3736-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (i)(j)	10/15/2040	494,663
1,779,521	Federal Home Loan Mortgage Corporation REMICS, Series 3753-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	11/15/2040	190,414
2,044,879	Federal Home Loan Mortgage Corporation REMICS, Series 3780-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.05	% (i)(j)	12/15/2040	197,235
723,679	Federal Home Loan Mortgage Corporation REMICS, Series 3815-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 5.74%, 5.85% Cap)	0.40	% (i)(j)	02/15/2041	54,994
1,174,966	Federal Home Loan Mortgage Corporation REMICS, Series 3905-SC (-5 x Secured Overnight Financing Rate 30 Day Average + 22.18%, 0.00% Floor, 22.75% Cap)	0.00	% (j)	08/15/2041	1,140,260

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
739,646	Federal Home Loan Mortgage Corporation REMICS, Series 3924-SJ (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	09/15/2041	68,316
1,427,894	Federal Home Loan Mortgage Corporation REMICS, Series 3960-ES (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.50	% (i)(j)	11/15/2041	116,026
1,579,214	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.79%, 5.90% Cap)	0.45	% (i)(j)	01/15/2054	134,521
153,959	Federal Home Loan Mortgage Corporation REMICS, Series 4610-IB	3.00	% (i)	06/15/2041	1,724
12,405,386	Federal Home Loan Mortgage Corporation REMICS, Series 5100-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (i)(j)	05/25/2051	110,501
9,983,592	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (i)(j)	06/25/2051	100,703
30,895,330	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.37	% (e)(i)	01/25/2031	1,232,387
36,219	Federal National Mortgage Association REMICS, Series 2005-72-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.30	% (i)(j)	08/25/2035	2,168
208,289	Federal National Mortgage Association REMICS, Series 2005-90-SP (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.30	% (i)(j)	09/25/2035	2,955
221,147	Federal National Mortgage Association REMICS, Series 2006-117-SQ (-1 x Secured Overnight Financing Rate 30 Day Average + 6.44%, 6.55% Cap)	1.10	% (i)(j)	12/25/2036	16,303
77,217	Federal National Mortgage Association REMICS, Series 2006-119-HS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.20	% (i)(j)	12/25/2036	7,365
2,350,138	Federal National Mortgage Association REMICS, Series 2006-123-CI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.63%, 6.74% Cap)	1.29	% (i)(j)	01/25/2037	258,948
1,207,536	Federal National Mortgage Association REMICS, Series 2007-15-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.59%, 6.70% Cap)	1.25	% (i)(j)	03/25/2037	107,010
214,232	Federal National Mortgage Association REMICS, Series 2007-20-S (-1 x Secured Overnight Financing Rate 30 Day Average + 6.63%, 6.74% Cap)	1.29	% (i)(j)	03/25/2037	13,049
142,271	Federal National Mortgage Association REMICS, Series 2007-21-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.37%, 6.48% Cap)	1.03	% (i)(j)	03/25/2037	8,557
607,364	Federal National Mortgage Association REMICS, Series 2007-30-IE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.63%, 6.74% Cap)	1.29	% (i)(j)	04/25/2037	71,636
1,390,988	Federal National Mortgage Association REMICS, Series 2007-32-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (i)(j)	04/25/2037	123,015
512,721	Federal National Mortgage Association REMICS, Series 2007-40-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (i)(j)	05/25/2037	36,644
98,429	Federal National Mortgage Association REMICS, Series 2007-48-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (i)(j)	05/25/2037	5,515
155,695	Federal National Mortgage Association REMICS, Series 2007-64-LI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.45%, 6.56% Cap)	1.11	% (i)(j)	07/25/2037	12,086

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
63,004	Federal National Mortgage Association REMICS, Series 2007-68-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.20	% (i)(j)	07/25/2037	5,192
3,023,315	Federal National Mortgage Association REMICS, Series 2007-75-PI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.43%, 6.54% Cap)	1.09	% (i)(j)	08/25/2037	284,001
1,530,239	Federal National Mortgage Association REMICS, Series 2008-33-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	04/25/2038	135,079
1,404,974	Federal National Mortgage Association REMICS, Series 2008-42-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.79%, 5.90% Cap)	0.45	% (i)(j)	05/25/2038	96,193
343,222	Federal National Mortgage Association REMICS, Series 2008-5-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (i)(j)	02/25/2038	31,384
771,123	Federal National Mortgage Association REMICS, Series 2008-62-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (i)(j)	07/25/2038	57,110
565,821	Federal National Mortgage Association REMICS, Series 2008-68-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (i)(j)	08/25/2038	43,661
80,767	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (i)(j)	01/25/2040	8,516
481,864	Federal National Mortgage Association REMICS, Series 2009-12-CI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.49%, 6.60% Cap)	1.15	% (i)(j)	03/25/2036	33,511
87,080	Federal National Mortgage Association REMICS, Series 2009-47-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (i)(j)	07/25/2039	5,797
105,214	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.50	% (i)(j)	07/25/2039	8,587
64,896	Federal National Mortgage Association REMICS, Series 2009-67-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.04%, 0.25% Floor, 5.15% Cap)	0.25	% (i)(j)	07/25/2037	2,736
284,607	Federal National Mortgage Association REMICS, Series 2009-87-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	11/25/2049	29,132
3,909,517	Federal National Mortgage Association REMICS, Series 2009-90-QI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.49%, 6.60% Cap)	1.15	% (i)(j)	08/25/2036	344,732
463,475	Federal National Mortgage Association REMICS, Series 2009-91-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (i)(j)	11/25/2039	38,633
91,208	Federal National Mortgage Association REMICS, Series 2010-115-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.49%, 6.60% Cap)	1.15	% (i)(j)	11/25/2039	8,076
109,231	Federal National Mortgage Association REMICS, Series 2010-11-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 4.69%, 0.00% Floor, 4.80% Cap)	0.00	% (i)(j)	02/25/2040	5,378
44,925	Federal National Mortgage Association REMICS, Series 2010-134-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.20	% (i)(j)	12/25/2025	112
3,225,659	Federal National Mortgage Association REMICS, Series 2010-142-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 6.49%, 6.60% Cap)	1.15	% (i)(j)	12/25/2040	368,545

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
524,749	Federal National Mortgage Association REMICS, Series 2010-15-SL (-1 x Secured Overnight Financing Rate 30 Day Average + 4.84%, 0.00% Floor, 4.95% Cap)	0.00	% (i)(j)	03/25/2040	30,575
158,205	Federal National Mortgage Association REMICS, Series 2010-19-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (i)(j)	03/25/2050	12,279
389,124	Federal National Mortgage Association REMICS, Series 2010-31-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (i)(j)	04/25/2040	26,593
696,244	Federal National Mortgage Association REMICS, Series 2010-39-SL (-1 x Secured Overnight Financing Rate 30 Day Average + 5.56%, 5.67% Cap)	0.22	% (i)(j)	05/25/2040	48,980
98,140	Federal National Mortgage Association REMICS, Series 2010-8-US (-1 x Secured Overnight Financing Rate 30 Day Average + 4.69%, 0.00% Floor, 4.80% Cap)	0.00	% (i)(j)	02/25/2040	2,523
111,800	Federal National Mortgage Association REMICS, Series 2010-9-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.64%, 0.00% Floor, 4.75% Cap)	0.00	% (i)(j)	02/25/2040	4,190
584,006	Federal National Mortgage Association REMICS, Series 2011-114-S (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	09/25/2039	55,910
803,216	Federal National Mortgage Association REMICS, Series 2011-146-US (-1 x Secured Overnight Financing Rate 30 Day Average + 6.84%, 0.00% Floor, 7.00% Cap)	0.00	% (j)	01/25/2042	609,345
150,190	Federal National Mortgage Association REMICS, Series 2012-29-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	04/25/2042	12,176
1,210,645	Federal National Mortgage Association REMICS, Series 2012-56-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (i)(j)	06/25/2042	101,021
1,389,575	Federal National Mortgage Association REMICS, Series 2012-76-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	07/25/2042	151,072
1,386,415	Federal National Mortgage Association REMICS, Series 2013-83-US (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (j)	08/25/2043	967,794
3,912,791	Federal National Mortgage Association REMICS, Series 2016-64-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (i)(j)	09/25/2046	475,556
3,341,341	Federal National Mortgage Association REMICS, Series 2020-61-DI	3.00	% (i)	09/25/2060	533,459
15,519,314	Federal National Mortgage Association REMICS, Series 2021-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.00%, 0.00% Floor, 2.00% Cap)	0.00	% (i)(j)	04/25/2051	265,705
5,044,702	Federal National Mortgage Association REMICS, Series 2021-3-KI	2.50	% (i)	02/25/2051	685,665
4,431,490	Federal National Mortgage Association REMICS, Series 2021-56-WI	2.50	% (i)	09/25/2051	553,093
14,397,603	Federal National Mortgage Association, Series 2019-M26-X1	0.60	% (e)(i)	03/25/2030	360,149
14,012,720	Federal National Mortgage Association, Series 2020-M27-X1	0.87	% (e)(i)	03/25/2031	539,478
145,269	Federal National Mortgage Association, Series 374-19	6.50	% (i)	09/25/2036	27,513
600,529	FREMF Mortgage Trust, Series 2015-KF07-B (Secured Overnight Financing Rate 30 Day Average + 5.06%)	10.40	% (a)	02/25/2025	594,039
543,955	FREMF Mortgage Trust, Series 2016-KF25-B (Secured Overnight Financing Rate 30 Day Average + 5.11%, 5.00% Floor)	10.45	% (a)	01/25/2024	546,229

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
738,060	FREMF Mortgage Trust, Series 2018-KF56-C (Secured Overnight Financing Rate 30 Day Average + 5.91%, 5.80% Floor)	11.25	% (a)	11/25/2028	638,402
1,123,087	FREMF Mortgage Trust, Series 2019-KF71-C (Secured Overnight Financing Rate 30 Day Average + 6.11%, 6.00% Floor)	11.45	% (a)	10/25/2029	1,070,416
12,032,021	Government National Mortgage Association REMICS, Series 2021-209-MI	3.00	% (i)	11/20/2051	1,772,052
357,562	Government National Mortgage Association, Series 2009-104-SD (-1 x Secured Overnight Financing Rate 1 Month + 6.24%, 6.35% Cap)	0.88	% (i)(j)	11/16/2039	33,196
42,214	Government National Mortgage Association, Series 2010-98-IA	5.45	% (e)(i)	03/20/2039	1,855
382,039	Government National Mortgage Association, Series 2011-69-SB (-1 x Secured Overnight Financing Rate 1 Month + 5.24%, 0.00% Floor, 5.35% Cap)	0.00	% (i)(j)	05/20/2041	30,633
638,409	Government National Mortgage Association, Series 2011-71-SG (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (i)(j)	05/20/2041	46,598
683,701	Government National Mortgage Association, Series 2011-72-AS (-1 x Secured Overnight Financing Rate 1 Month + 5.27%, 0.00% Floor, 5.38% Cap)	0.00	% (i)(j)	05/20/2041	53,859
812,260	Government National Mortgage Association, Series 2011-89-SA (-1 x Secured Overnight Financing Rate 1 Month + 5.34%, 0.00% Floor, 5.45% Cap)	0.00	% (i)(j)	06/20/2041	60,492
5,731,069	Government National Mortgage Association, Series 2012-26-SP (-1 x Secured Overnight Financing Rate 1 Month + 6.54%, 6.65% Cap)	1.18	% (i)(j)	02/20/2042	719,838
445,208	Government National Mortgage Association, Series 2012-34-LI (-20 x Secured Overnight Financing Rate 1 Month + 119.71%, 6.00% Cap)	6.00	% (i)(j)	12/16/2039	79,884
4,274,466	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	3,830,983
2,512,142	Government National Mortgage Association, Series 2014-39-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.73	% (i)(j)	03/20/2044	270,353
4,305,954	Government National Mortgage Association, Series 2014-59-DS (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (i)(j)	04/16/2044	415,654
3,687,067	Government National Mortgage Association, Series 2014-63-SD (-1 x Secured Overnight Financing Rate 1 Month + 5.44%, 5.55% Cap)	0.08	% (i)(j)	04/20/2044	425,463
1,739,105	Government National Mortgage Association, Series 2014-69-ST (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.63	% (i)(j)	12/16/2039	156,935
2,537,216	Government National Mortgage Association, Series 2015-148-BS (-1 x Secured Overnight Financing Rate 1 Month + 5.58%, 5.69% Cap)	0.22	% (i)(j)	10/20/2045	232,629
7,095,383	Government National Mortgage Association, Series 2015-158-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.73	% (i)(j)	11/20/2045	843,945
8,184,154	Government National Mortgage Association, Series 2018-111-SA (-1 x Secured Overnight Financing Rate 1 Month + 4.44%, 0.00% Floor, 4.55% Cap)	0.00	% (i)(j)	08/20/2048	385,354
22,874,259	Government National Mortgage Association, Series 2018-48-SD (-1 x Secured Overnight Financing Rate 1 Month + 3.79%, 0.00% Floor, 3.90% Cap)	0.00	% (i)(j)	04/20/2048	634,635

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,888,293	Government National Mortgage Association, Series 2020-115-SC (-1 x Secured Overnight Financing Rate 1 Month + 4.09%, 0.00% Floor, 4.20% Cap)	0.00	% (i)(j)	08/20/2050	328,446
9,731,738	Government National Mortgage Association, Series 2020-129-IW	2.50	% (i)	09/20/2050	1,325,784
5,655,321	Government National Mortgage Association, Series 2020-129-SE (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (i)(j)	09/20/2050	107,434
16,665,138	Government National Mortgage Association, Series 2020-138-IC	3.50	% (i)	08/20/2050	2,679,254
6,194,181	Government National Mortgage Association, Series 2020-138-IL	3.50	% (i)	09/20/2050	1,029,594
10,412,561	Government National Mortgage Association, Series 2020-173-MI	2.50	% (i)	11/20/2050	1,413,794
7,802,790	Government National Mortgage Association, Series 2020-175-KI	2.50	% (i)	11/20/2050	1,065,790
2,956,375	Government National Mortgage Association, Series 2020-187-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (i)(j)	12/20/2050	415,849
5,019,346	Government National Mortgage Association, Series 2020-196-DI	2.50	% (i)	12/20/2050	609,475
8,528,274	Government National Mortgage Association, Series 2021-107-IL	3.00	% (i)	06/20/2051	1,309,525
6,851,401	Government National Mortgage Association, Series 2021-107-SA (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (i)(j)	06/20/2051	298,988
4,221,814	Government National Mortgage Association, Series 2021-116-XI	3.50	% (i)	03/20/2051	723,057
3,716,156	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	% (i)(j)	07/20/2051	45,544
7,057,128	Government National Mortgage Association, Series 2021-130-DI	3.00	% (i)	07/20/2051	1,053,941
7,139,177	Government National Mortgage Association, Series 2021-158-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.70%, 0.00% Floor, 3.70% Cap)	0.00	% (i)(j)	09/20/2051	217,065
17,987,474	Government National Mortgage Association, Series 2021-194-IN	3.00	% (i)	11/20/2051	2,842,285
14,040,998	Government National Mortgage Association, Series 2021-221-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	% (i)(j)	12/20/2051	401,052
10,637,556	Government National Mortgage Association, Series 2021-221-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 3.80%, 0.00% Floor, 3.80% Cap)	0.00	% (i)(j)	12/20/2051	290,624
11,048,456	Government National Mortgage Association, Series 2021-24-XI	2.00	% (i)	02/20/2051	1,129,584
8,682,223	Government National Mortgage Association, Series 2021-46-DS (-1 x Secured Overnight Financing Rate 1 Month + 2.69%, 0.00% Floor, 2.80% Cap)	0.00	% (i)(j)	03/20/2051	93,974
4,787,602	Government National Mortgage Association, Series 2021-58-SJ (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (i)(j)	04/20/2051	548,733
35,465,597	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (i)(j)	04/20/2051	437,259

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
15,052,383	Government National Mortgage Association, Series 2021-73-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.50% Floor, 2.50% Cap)	0.50	% (i)(j)	04/20/2051	385,857
7,934,850	Government National Mortgage Association, Series 2021-77-IH	2.50	% (i)	05/20/2051	870,126
13,938,150	Government National Mortgage Association, Series 2021-78-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (i)(j)	05/20/2051	163,064
7,457,514	Government National Mortgage Association, Series 2021-7-IQ	2.50	% (i)	01/20/2051	946,397
15,059,486	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (i)(j)	06/20/2051	205,392
27,160,894	Government National Mortgage Association, Series 2021-9-MI	2.50	% (i)	01/20/2051	3,718,568
9,700,518	Government National Mortgage Association, Series 2021-H04-BI	0.99	% (e)(i)	02/01/2071	498,156
11,056,143	Government National Mortgage Association, Series 2021-H07-AI	0.02	% (e)(i)	05/20/2071	509,741
16,040,933	Government National Mortgage Association, Series 2022-22-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 3.60%, 0.00% Floor, 3.60% Cap)	0.00	% (i)(j)	08/20/2050	355,291
6,387,504	Government National Mortgage Association, Series 2022-25-EI	3.00	% (i)	02/20/2052	901,265
16,908,113	Government National Mortgage Association, Series 2022-83-IO	2.50	% (i)	11/20/2051	2,231,509

Total US Government and Agency Mortgage Backed Obligations (Cost $67,816,823)					54,935,833

US Government and Agency Obligations - 2.3%
6,000,000	United States Treasury Notes	3.13%		08/15/2025	5,881,406

Total US Government and Agency Obligations (Cost $5,959,516)					5,881,406

Common Stocks - 0.0% (m)
2,528	Riverbed - Class B (c)(k)				329

Total Common Stocks (Cost $0)					329

Short Term Investments - 1.5%
1,297,037	First American Government Obligations Fund - Class U	5.30	% (l)		1,297,037
1,297,038	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (l)		1,297,038
1,297,038	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (l)		1,297,038

Total Short Term Investments (Cost $3,891,113)					3,891,113

Total Investments - 115.4% (Cost $347,799,967) (n)					296,395,675
Liabilities in Excess of Other Assets - (15.4)%					(39,461,936)

NET ASSETS - 100.0%					$256,933,739

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Perpetual maturity. The date disclosed is the next call date of the security.

(g)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(h)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(i)	Interest only security

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Non-income producing security

(l)	Seven-day yield as of period end

(m)	Represents less than 0.05% of net assets

(n)

Under the Fund’s credit agreement, the lender, through its agent, has been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the lender.

(o)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	38.1%
US Government and Agency Mortgage Backed Obligations	21.4%
Non-Agency Commercial Mortgage Backed Obligations	20.5%
Non-Agency Residential Collateralized Mortgage Obligations	16.7%
Bank Loans	8.7%
Foreign Corporate Bonds	3.5%
US Government and Agency Obligations	2.3%
Asset Backed Obligations	1.5%
Short Term Investments	1.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Common Stocks	0.0%	(m)
Other Assets and Liabilities	(15.4)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	38.1%
US Government and Agency Mortgage Backed Obligations	21.4%
Non-Agency Commercial Mortgage Backed Obligations	20.5%
Non-Agency Residential Collateralized Mortgage Obligations	16.7%
US Government and Agency Obligations	2.3%
Electronics/Electric	1.5%
Asset Backed Obligations	1.5%
Short Term Investments	1.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Energy	1.0%
Healthcare	1.0%
Chemicals/Plastics	1.0%
Business Equipment and Services	0.8%
Utilities	0.7%
Consumer Products	0.6%
Media	0.6%
Banking	0.5%
Transportation	0.5%
Building and Development (including Steel/Metals)	0.5%
Insurance	0.4%
Retailers (other than Food/Drug)	0.4%
Financial Intermediaries	0.4%
Mining	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Leisure	0.2%
Food Service	0.2%
Telecommunications	0.2%
Containers and Glass Products	0.2%
Automotive	0.2%
Aerospace & Defense	0.2%
Chemical Products	0.2%
Industrial Equipment	0.1%
Cosmetics/Toiletries	0.1%
Technology	0.1%
Real Estate	0.1%
Commercial Services	0.0%	(m)
Other Assets and Liabilities	(15.4)%

	100.0%

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service.Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category
Investments in Securities
Level 1
Short Term Investments	$3,891,113

Total Level 1	3,891,113
Level 2
Collateralized Loan Obligations	94,697,588
US Government and Agency Mortgage Backed Obligations	54,935,833
Non-Agency Commercial Mortgage Backed Obligations	47,752,251
Non-Agency Residential Collateralized Mortgage Obligations	42,111,327
Bank Loans	22,171,648
Foreign Corporate Bonds	8,910,670
US Government and Agency Obligations	5,881,406
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2,951,800
Asset Backed Obligations	2,921,369

Total Level 2	282,333,892
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,038,057
Collateralized Loan Obligations	3,259,975
Asset Backed Obligations	989,830
Non-Agency Residential Collateralized Mortgage Obligations	794,993
Bank Loans	87,486
Common Stocks	329

Total Level 3	10,170,670

Total	$296,395,675

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$4,816,812	$—	$133,720	$87,525	$—	$—	$—	$—	$5,038,057	$133,720
Collateralized Loan Obligations	3,205,252	—	54,723	—	—	—	—	—	3,259,975	54,723
Asset Backed Obligations	1,133,331	—	(111,717)	—	—	(31,784)	—	—	989,830	(117,927)
Non-Agency Residential Collateralized Mortgage Obligations	772,425	193	31,220	725	—	(9,570)	—	—	794,993	28,916
Bank Loans	87,760	77	(1,094)	1,017	—	(274)	—	—	87,486	(1,014)
Common Stocks	163,882	(32,208)	24,668	—	—	(156,013)	—	—	329	—

Total	$10,179,462	$(31,938)	$131,520	$89,267	$—	$(197,641)	$—	$—	$10,170,670	$98,418

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$5,038,057	Market Comparables	Market Quotes	$0.01 - $86.18 ($72.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$3,259,975	Market Comparables	Market Quotes	$25.36 - $80.54 ($70.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$989,830	Market Comparables	Market Quotes	$14.67 - $1,119.29 ($376.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$794,993	Market Comparables	Market Quotes	$76.74 ($76.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$87,486	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$329	Market Comparables	Market Quotes	$0.13 ($0.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.